Changes in capital accounts, detail 2 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Note [Abstract]
Issuance of common stock, net of issuance costs, shares		9,115,803
Per share value of common stock issued	$ 1.00	$ 6.25	$ 7.50	$ 15.00
Issuance of common stock, net of issuance costs		$ 53,901	$ 121,492	$ 85,281
Rights exercised		0	0